Inventory - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory write-downs	$ 201	$ 491	$ 525	$ 703	$ 384	$ 204	$ 234
Dry Cannabis and Cannabis Extracts [Member]
Inventory [Line Items]
Inventory write-downs					$ 4,561	$ 617